Note 23 - Stock-Based Compensation (Details) - Stock Option Activity - Canadian Dollar Options: Share data in Thousands, except Per Share data, unless otherwise specified		12 Months Ended
	Oct. 31, 2013 USD ($)	Oct. 31, 2013 Canadian Dollar Options [Member] CAD		Oct. 31, 2012 Canadian Dollar Options [Member] CAD		Oct. 31, 2011 Canadian Dollar Options [Member] CAD
Note 23 - Stock-Based Compensation (Details) - Stock Option Activity - Canadian Dollar Options: [Line Items]
Outstanding, Number	93	2,368		2,416		2,423
Outstanding, Weighted Average Exercise Price (in Dollars per share)	$ 15.66	9.76		11.59		11.78
Outstanding, Weighted Average Remaining Contractual Life		4 years 146 days		4 years 6 months		5 years 109 days
Outstanding, Aggregate Intrinsic Value (in Dollars)		944,000
Granted, Number		657		43
Granted, Weighted Average Exercise Price (in Dollars per share)		7.06		9.52
Cancelled or forfeited, Number		(556)		(6)
Cancelled or forfeited, Weighted Average Exercise Price (in Dollars per share)		11.71		20.66
Expired, Number		(149)		(44)
Expired, Weighted Average Exercise Price (in Dollars per share)		20.21		18.90
Vested and expected to vest, Number		2,266	[1]	2,204	[1]
Vested and expected to vest, Weighted Average Exercise Price (in Dollars per share)		9.84	[1]	11.75	[1]
Vested and expected to vest, Weighted Average Remaining Contractual Life		4 years 73 days	[1]	3 years 328 days	[1]
Vested and expected to vest, Aggregate Intrinsic Value (in Dollars)		827	[1]		[1]
Exercisable, Number	93	1,545		645
Exercisable, Weighted Average Exercise Price (in Dollars per share)		10.75		16.30
Exercisable, Weighted Average Remaining Contractual Life		3 years 255 days		2 years 328 days
Exercisable, Aggregate Intrinsic Value (in Dollars)

[1]	The expected to vest amount represents the unvested options as at October 31, 2013 and 2012, respectively, less estimated forfeitures.